SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Raw materials	$ 784	$ 781	$ 783
Work in process	81	81	81
Finished goods	24	17	17
Inventory reserve	(838)	(831)	(767)
Total	$ 51	$ 48	$ 114